Related Parties (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Compensation	Compensation provided to key management is as follows:
	March 31, 2018	March 31, 2017

Short-term employee benefits	$3,746	$1,420
Share-based compensation	5,786	1,535

	$9,532	$2,955